Portfolio of Investments September 30, 2025
Global Equity Income
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.9%
142554863 COMMON STOCKS - 95.8%
AUSTRALIA - 1.6%
82,319 BHP Group Ltd $ 2,299,598
TOTAL AUSTRALIA 2,299,598
BELGIUM - 1.8%
9,557 UCB SA 2,667,693
TOTAL BELGIUM 2,667,693
CANADA - 1.1%
27,287 Nutrien Ltd 1,602,476
TOTAL CANADA 1,602,476
CHINA - 1.3%
11,041 Alibaba Group Holding Ltd, Sponsored ADR 1,973,358
TOTAL CHINA 1,973,358
FINLAND - 1.6%
145,898 Nordea Bank Abp 2,402,033
TOTAL FINLAND 2,402,033
FRANCE - 2.7%
9,467 Airbus SE 2,210,790
18,157 Publicis Groupe SA 1,747,309
TOTAL FRANCE 3,958,099
GERMANY - 6.1%
4,988 Allianz SE 2,098,586
7,483 Deutsche Boerse AG 2,003,880
61,400 Deutsche Post AG 2,743,804
9,142 Siemens AG 2,468,139
TOTAL GERMANY 9,314,409
HONG KONG - 4.7%
1,401,000 Hang Lung Properties Ltd 1,569,328
375,485 Prudential PLC 5,256,678
TOTAL HONG KONG 6,826,006
ITALY - 1.5%
233,108 Enel SpA 2,209,057
TOTAL ITALY 2,209,057
JAPAN - 7.7%
36,940 Kao Corp 1,609,883
110,650 Mitsubishi Electric Corp 2,841,905
102,560 Mitsui & Co Ltd 2,546,687
152,700 Sumitomo Mitsui Trust Group Inc 4,431,967
TOTAL JAPAN 11,430,442
NETHERLANDS - 4.3%
21,183 Heineken NV 1,658,821
97,566 ING Groep NV 2,557,767
32,307 NN Group NV 2,278,210
TOTAL NETHERLANDS 6,494,798
NORWAY - 1.7%
155,994 Telenor ASA 2,588,484
TOTAL NORWAY 2,588,484
SINGAPORE - 1.4%
159,120 Oversea-Chinese Banking Corp Ltd 2,028,718
TOTAL SINGAPORE 2,028,718
SOUTH KOREA - 1.2%
38,023 Samsung Electronics Co Ltd 1,804,610
TOTAL SOUTH KOREA 1,804,610
SWITZERLAND - 2.4%
17,708 DSM-Firmenich AG 1,510,817
2,918 Zurich Insurance Group AG 2,085,737
TOTAL SWITZERLAND 3,596,554

Portfolio of Investments September 30, 2025
(continued)
Global Equity Income

SHARES DESCRIPTION VALUE
UNITED KINGDOM - 3.1%
24,235 AstraZeneca PLC, Sponsored ADR $ 1,859,309
193,076 National Grid PLC 2,774,243
TOTAL UNITED KINGDOM 4,633,552
UNITED STATES - 51.6%
11,213 Abbott Laboratories 1,501,869
55,029 Alliant Energy Corp 3,709,505
11,339 Alphabet Inc, Class A 2,756,511
141,343 AT&T Inc 3,991,526
13,154 Broadcom Inc 4,339,636
9,433 Cheniere Energy Inc 2,216,566
11,949 Chevron Corp 1,855,560
35,662 Cisco Systems Inc 2,439,994
21,490 Coca-Cola Co/The 1,425,217
25,000 Delta Air Lines Inc 1,418,750
5,477 Eaton Corp PLC 2,049,767
4,631 Elevance Health Inc 1,496,369
77,235 Enterprise Products Partners LP 2,415,139
32,147 Eversource Energy 2,286,938
46,261 Fifth Third Bancorp 2,060,928
6,041 General Dynamics Corp 2,059,981
40,202 General Motors Co 2,451,116
430,148 Haleon PLC 1,935,742
7,171 Home Depot Inc/The 2,905,617
11,896 JPMorgan Chase & Co 3,752,355
2,944 Meta Platforms Inc 2,162,015
8,119 Oracle Corp 2,283,388
5,923 Roche Holding AG 1,972,261
32,360 Sanofi SA 3,064,297
112,944 Shell PLC 4,025,436
39,797 Smurfit WestRock PLC 1,694,158
51,661 Verizon Communications Inc 2,270,501
35,150 Walmart Inc 3,622,559
16,983 Walt Disney Co/The 1,944,553
55,079 Wells Fargo & Co 4,616,722
TOTAL UNITED STATES 76,724,976
TOTAL COMMON STOCKS
(Cost $92,186,922) 142,554,863
SHARES DESCRIPTION RATE VALUE
2,407,122 CONVERTIBLE PREFERRED SECURITIES - 1.6%
UNITED STATES - 1.6%
34,600 Boeing Co/The 6.000% 2,407,122
TOTAL UNITED STATES 2,407,122
TOTAL CONVERTIBLE PREFERRED SECURITIES
(Cost $1,914,667) 2,407,122

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION RATE ISSUE PRICE CAP PRICE MATURITY VALUE
2221525 STRUCTURED NOTES - 1.5%
8,540 JPMorgan Chase Bank,
Mandatory Exchangeable Note,
Linked to Common Stock of
Fiserv, Inc (Cap 111.81% of the
Issue Price)
9.000% $166.7382 $186.4300 12/23/25 $ 1,129,486
8,800 Merrill Lynch BV, Linked To
Builders Firstsource Inc. (Cap
120.00% of the Issue Price)
10.500 $136.8830 $164.2596 02/25/26 1,092,039
TOTAL STRUCTURED NOTES
(Cost $2,628,515) 2,221,525
TOTAL LONG-TERM INVESTMENTS
(Cost $96,730,104) 147,183,510
OTHER ASSETS & LIABILITIES, NET -  1.1% 1,661,529
NET ASSETS - 100% $ 148,845,039
ADR American Depositary Receipt
Options Written
Type Description(a)
Number of
Contracts
Notional
Amount (b)
Exercise
Price Expiration Date Value
Call Delta Air Lines Inc (250) $ (1,437,500) $ 58 11/21/25 $ (91,250)
Total Options Written (premiums received $134,645) (250) $(1,437,500) $(91,250)
(a) Exchange-traded, unless otherwise noted.
(b) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.

Portfolio of Investments September 30, 2025
(continued)
Global Equity Income

Global Equity Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 71,162,383 $ 71,392,480 $ – $ 142,554,863
Convertible Preferred Securities 2,407,122 – – 2,407,122
Structured Notes – 2,221,525 – 2,221,525
Investments in Derivatives:
Options Written (91,250) – – (91,250)
Total $ 73,478,255 $ 73,614,005 $ – $ 147,092,260

Portfolio of Investments September 30, 2025
Multi Cap Value
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 95.7%
656914308 COMMON STOCKS - 95.7% 656914308
AUTOMOBILES & COMPONENTS - 3.6%
585,677 Ford Motor Co $ 7,004,697
276,156 General Motors Co 16,837,232
TOTAL AUTOMOBILES & COMPONENTS 23,841,929
BANKS - 10.7%
214,854 Citigroup Inc 21,807,681
67,225 JPMorgan Chase & Co 21,204,782
281,493 Wells Fargo & Co 23,594,744
89,234 Western Alliance Bancorp 7,738,372
TOTAL BANKS 74,345,579
CAPITAL GOODS - 13.5%
69,978 (a) Boeing Co/The 15,103,352
12,464 Curtiss-Wright Corp 6,767,204
353,199 Flowserve Corp 18,768,995
49,157 General Dynamics Corp 16,762,537
18,523 Hubbell Inc 7,970,632
160,444 nVent Electric PLC 15,826,196
83,930 Regal Rexnord Corp 12,038,919
TOTAL CAPITAL GOODS 93,237,835
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.0%
32,795 (a) Amazon.com Inc 7,200,798
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 7,200,798
CONSUMER DURABLES & APPAREL - 0.6%
33,756 PulteGroup Inc 4,460,180
TOTAL CONSUMER DURABLES & APPAREL 4,460,180
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.9%
127,060 Walmart Inc 13,094,803
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 13,094,803
ENERGY - 9.3%
323,913 (b) Atlas Energy Solutions Inc 3,682,891
208,849 Baker Hughes Co 10,175,123
31,724 Cheniere Energy Inc 7,454,506
69,593 Chevron Corp 10,807,097
726,727 Permian Resources Corp 9,302,106
316,424 Shell PLC, ADR, ADR 22,633,807
TOTAL ENERGY 64,055,530
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.7%
67,020 Camden Property Trust 7,156,396
55,823 Simon Property Group Inc 10,476,302
212,031 STAG Industrial Inc 7,482,574
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 25,115,272
FINANCIAL SERVICES - 9.0%
94,290 Capital One Financial Corp 20,044,168
85,831 (a) Fiserv Inc 11,066,191
70,210 Morgan Stanley 11,160,581
483,181 (a) Perella Weinberg Partners 10,301,419
79,575 State Street Corp 9,231,496
TOTAL FINANCIAL SERVICES 61,803,855
HOUSEHOLD & PERSONAL PRODUCTS - 1.1%
446,659 Kenvue Inc 7,249,276
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 7,249,276
INSURANCE - 5.5%
18,515 Aon PLC, Class A 6,602,079
20,511 Everest Group Ltd 7,183,568
1,594,220 (a) Genworth Financial Inc 14,188,558
37,395 RenaissanceRe Holdings Ltd 9,495,712
TOTAL INSURANCE 37,469,917

Portfolio of Investments September 30, 2025
(continued)
Multi Cap Value

SHARES DESCRIPTION VALUE
MATERIALS - 4.6%
173,379 DuPont de Nemours Inc $ 13,506,224
75,211 Innospec Inc 5,803,281
281,119 Smurfit WestRock PLC 11,967,236
TOTAL MATERIALS 31,276,741
MEDIA & ENTERTAINMENT - 5.3%
57,272 Alphabet Inc, Class A 13,922,823
498,818 (a) TripAdvisor Inc 8,110,781
88,823 Walt Disney Co/The 10,170,233
235,669 (a) Warner Bros Discovery Inc 4,602,616
TOTAL MEDIA & ENTERTAINMENT 36,806,453
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.9%
722,470 (a) ADMA Biologics Inc 10,591,410
115,706 AstraZeneca PLC, Sponsored ADR, ADR 8,876,964
90,238 Gilead Sciences Inc 10,016,418
1,356,945 Haleon PLC, ADR, ADR 12,171,797
13,977 (a) Regeneron Pharmaceuticals Inc 7,858,848
240,791 Sanofi SA, ADR, ADR 11,365,335
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 60,880,772
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
227,872 Intel Corp 7,645,106
85,831 (a) Rambus Inc 8,943,590
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 16,588,696
SOFTWARE & SERVICES - 5.0%
432,863 Gen Digital Inc 12,288,981
51,914 Oracle Corp 14,600,292
341,086 (a) Teradata Corp 7,336,760
TOTAL SOFTWARE & SERVICES 34,226,033
TECHNOLOGY HARDWARE & EQUIPMENT - 1.7%
393,196 (a) Viasat Inc 11,520,643
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 11,520,643
TELECOMMUNICATION SERVICES - 2.3%
550,441 AT&T Inc 15,544,454
TOTAL TELECOMMUNICATION SERVICES 15,544,454
UTILITIES - 5.6%
114,671 Alliant Energy Corp 7,729,972
60,764 Duke Energy Corp 7,519,545
176,049 Eversource Energy 12,524,126
116,238 Pinnacle West Capital Corp 10,421,899
TOTAL UTILITIES 38,195,542
TOTAL COMMON STOCKS
(Cost $505,342,179) 656,914,308
TOTAL LONG-TERM INVESTMENTS
(Cost $505,342,179) 656,914,308
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
1,202,997 (c) State Street Navigator Securities Lending Government Money
Market Portfolio
4.180%(d) 1,202,997
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $1,202,997) 1,202,997

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  4.6%
31863646 REPURCHASE AGREEMENTS - 4.6% 31863646
$ 29,175,000 (e) Fixed Income Clearing Corp 4.150% 10/01/25 $ 29,175,000
2,688,646 (f) Fixed Income Clearing Corp 1.260 10/01/25 2,688,646
TOTAL REPURCHASE AGREEMENTS
(Cost $31,863,646) 31,863,646
TOTAL SHORT-TERM INVESTMENTS
(Cost $31,863,646) 31,863,646
TOTAL INVESTMENTS - 100.5%
(Cost $538,408,822) 689,980,951
OTHER ASSETS & LIABILITIES, NET -  (0.5)% (3,176,766)
NET ASSETS - 100% $ 686,804,185
ADR American Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $1,114,578.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.
(e) Agreement with Fixed Income Clearing Corporation, 4.150% dated 9/30/25 to be repurchased at $29,178,363 on 10/1/25, collateralized by Government Agency Securities, with coupon rate 4.500% and maturity date 5/31/29, valued at $29,758,693.
(f) Agreement with Fixed Income Clearing Corporation, 1.260% dated 9/30/25 to be repurchased at $2,688,740 on 10/1/25, collateralized by Government Agency Securities, with coupon rate 1.375% and maturity date 7/15/33, valued at $2,742,557.
Multi Cap Value
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 656,914,308 $ – $ – $ 656,914,308
Investments Purchased with Collateral from Securities
Lending 1,202,997 – – 1,202,997
Short-Term Investments:
Repurchase Agreements – 31,863,646 – 31,863,646
Total $ 658,117,305 $ 31,863,646 $ – $ 689,980,951

Portfolio of Investments September 30, 2025
Large Cap Value Opportunities
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 95.0%
24017931 COMMON STOCKS - 95.0% 24017931
AUTOMOBILES & COMPONENTS - 3.6%
21,894 Ford Motor Co $ 261,852
10,592 General Motors Co 645,795
TOTAL AUTOMOBILES & COMPONENTS 907,647
BANKS - 10.0%
7,938 Citigroup Inc 805,707
2,666 JPMorgan Chase & Co 840,936
10,327 Wells Fargo & Co 865,609
TOTAL BANKS 2,512,252
CAPITAL GOODS - 13.3%
2,553 (a) Boeing Co/The 551,014
2,980 Carrier Global Corp 177,906
12,998 Flowserve Corp 690,714
1,978 General Dynamics Corp 674,498
668 Hubbell Inc 287,447
6,137 nVent Electric PLC 605,353
2,729 Regal Rexnord Corp 391,448
TOTAL CAPITAL GOODS 3,378,380
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.0%
1,204 (a) Amazon.com Inc 264,362
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 264,362
CONSUMER DURABLES & APPAREL - 0.8%
1,522 PulteGroup Inc 201,102
TOTAL CONSUMER DURABLES & APPAREL 201,102
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.9%
4,733 Walmart Inc 487,783
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 487,783
ENERGY - 9.0%
8,208 Baker Hughes Co 399,894
1,206 Cheniere Energy Inc 283,386
2,749 Chevron Corp 426,892
25,954 Permian Resources Corp 332,211
11,695 Shell PLC, ADR, ADR 836,543
TOTAL ENERGY 2,278,926
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.9%
2,482 Camden Property Trust 265,028
2,454 Simon Property Group Inc 460,542
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 725,570
FINANCIAL SERVICES - 9.1%
3,376 Capital One Financial Corp 717,670
3,014 (a) Fiserv Inc 388,595
3,203 KKR & Co Inc 416,230
2,697 Morgan Stanley 428,715
3,193 State Street Corp 370,420
TOTAL FINANCIAL SERVICES 2,321,630
FOOD, BEVERAGE & TOBACCO - 1.1%
1,695 Philip Morris International Inc 274,929
TOTAL FOOD, BEVERAGE & TOBACCO 274,929
HEALTH CARE EQUIPMENT & SERVICES - 1.6%
2,182 Quest Diagnostics Inc 415,846
TOTAL HEALTH CARE EQUIPMENT & SERVICES 415,846
HOUSEHOLD & PERSONAL PRODUCTS - 1.1%
16,670 Kenvue Inc 270,554
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 270,554

SHARES DESCRIPTION VALUE
INSURANCE - 3.7%
4,504 American International Group Inc $ 353,744
703 Aon PLC, Class A 250,676
1,300 RenaissanceRe Holdings Ltd 330,109
TOTAL INSURANCE 934,529
MATERIALS - 4.8%
6,108 DuPont de Nemours Inc 475,814
7,745 Freeport-McMoRan Inc 303,759
10,292 Smurfit WestRock PLC 438,130
TOTAL MATERIALS 1,217,703
MEDIA & ENTERTAINMENT - 5.3%
2,281 Alphabet Inc, Class A 554,511
15,692 (a) TripAdvisor Inc 255,152
3,109 Walt Disney Co/The 355,980
8,986 (a) Warner Bros Discovery Inc 175,497
TOTAL MEDIA & ENTERTAINMENT 1,341,140
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.5%
4,554 AstraZeneca PLC, Sponsored ADR, ADR 349,383
3,669 Gilead Sciences Inc 407,259
47,545 Haleon PLC, ADR, ADR 426,478
507 (a) Regeneron Pharmaceuticals Inc 285,071
8,996 Sanofi SA, ADR, ADR 424,611
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,892,802
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.4%
10,816 Intel Corp 362,877
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 362,877
SOFTWARE & SERVICES - 3.9%
15,316 Gen Digital Inc 434,821
1,886 Oracle Corp 530,419
TOTAL SOFTWARE & SERVICES 965,240
TECHNOLOGY HARDWARE & EQUIPMENT - 3.5%
2,356 Seagate Technology Holdings PLC 556,157
11,611 (a) Viasat Inc 340,202
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 896,359
TELECOMMUNICATION SERVICES - 2.3%
20,207 AT&T Inc 570,646
TOTAL TELECOMMUNICATION SERVICES 570,646
TRANSPORTATION - 1.5%
1,553 Union Pacific Corp 367,083
TOTAL TRANSPORTATION 367,083
UTILITIES - 5.7%
4,303 Alliant Energy Corp 290,065
2,286 Duke Energy Corp 282,893
6,622 Eversource Energy 471,089
4,311 Pinnacle West Capital Corp 386,524
TOTAL UTILITIES 1,430,571
TOTAL COMMON STOCKS
(Cost $13,639,346) 24,017,931
TOTAL LONG-TERM INVESTMENTS
(Cost $13,639,346) 24,017,931

Portfolio of Investments September 30, 2025
(continued)
Large Cap Value Opportunities

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  5.1%
1,300,000 REPURCHASE AGREEMENTS - 5.1% 1,300,000
$ 1,300,000 (b) Fixed Income Clearing Corp 4.150% 10/01/25 $ 1,300,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,300,000) 1,300,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,300,000) 1,300,000
TOTAL INVESTMENTS - 100.1%
(Cost $14,939,346) 25,317,931
OTHER ASSETS & LIABILITIES, NET -  (0.1)% (20,281)
NET ASSETS - 100% $ 25,297,650
ADR American Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 4.150% dated 9/30/25 to be repurchased at $1,300,150 on 10/1/25, collateralized by Government Agency Securities, with coupon rate 4.500% and maturity date 5/31/29, valued at $1,326,091.
Large Cap Value Opportunities
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 24,017,931 $ – $ – $ 24,017,931
Short-Term Investments:
Repurchase Agreements – 1,300,000 – 1,300,000
Total $ 24,017,931 $ 1,300,000 $ – $ 25,317,931

Portfolio of Investments September 30, 2025
Small/Mid Cap Value
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 94.4%
92597906 COMMON STOCKS - 94.4% 92597906
BANKS - 9.2%
14,954 East West Bancorp Inc $ 1,591,853
16,066 Enterprise Financial Services Corp 931,507
18,198 Popular Inc 2,311,328
27,184 Prosperity Bancshares Inc 1,803,658
23,776 (a) SOUTHSTATE BANK CORP 2,350,734
TOTAL BANKS 8,989,080
CAPITAL GOODS - 16.5%
11,507 AECOM 1,501,318
2,866 Curtiss-Wright Corp 1,556,066
19,281 Donaldson Co Inc 1,578,150
41,417 Flowserve Corp 2,200,899
24,715 Fortune Brands Innovations Inc 1,319,534
10,882 ITT Inc 1,945,266
8,647 (a) Middleby Corp/The 1,149,446
17,667 nVent Electric PLC 1,742,674
11,267 Regal Rexnord Corp 1,616,138
30,284 (a) Vicor Corp 1,505,720
TOTAL CAPITAL GOODS 16,115,211
COMMERCIAL & PROFESSIONAL SERVICES - 4.2%
55,071 (a) Amentum Holdings Inc 1,318,950
81,755 (a) Driven Brands Holdings Inc 1,317,073
18,523 (a) Parsons Corp 1,535,928
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 4,171,951
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.4%
27,402 Academy Sports & Outdoors Inc 1,370,649
34,315 Bath & Body Works Inc 883,954
11,325 Signet Jewelers Ltd 1,086,294
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,340,897
CONSUMER DURABLES & APPAREL - 5.6%
13,196 (a) Crocs Inc 1,102,526
77,661 Levi Strauss & Co, Class A 1,809,501
21,131 (a) Taylor Morrison Home Corp 1,394,857
35,902 (a) YETI Holdings Inc 1,191,228
TOTAL CONSUMER DURABLES & APPAREL 5,498,112
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.3%
13,402 (a) BJ's Wholesale Club Holdings Inc 1,249,737
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 1,249,737
ENERGY - 5.5%
36,635 (a) Antero Resources Corp 1,229,471
37,129 HF Sinclair Corp 1,943,332
93,938 Permian Resources Corp 1,202,406
14,612 Weatherford International PLC 999,899
TOTAL ENERGY 5,375,108
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.8%
9,114 EastGroup Properties Inc 1,542,635
17,000 Regency Centers Corp 1,239,300
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 2,781,935
FINANCIAL SERVICES - 8.3%
130,321 AGNC Investment Corp 1,275,843
305,048 BGC Group Inc, Class A 2,885,754
56,591 (a) Perella Weinberg Partners 1,206,520
114,963 (a) Rithm Capital Corp 1,309,428
13,049 Stifel Financial Corp 1,480,670
TOTAL FINANCIAL SERVICES 8,158,215
HEALTH CARE EQUIPMENT & SERVICES - 1.0%
33,338 (a) QuidelOrtho Corp 981,804
TOTAL HEALTH CARE EQUIPMENT & SERVICES 981,804

Portfolio of Investments September 30, 2025
(continued)
Small/Mid Cap Value

SHARES DESCRIPTION VALUE
INSURANCE - 4.2%
5,542 Everest Group Ltd $ 1,940,975
244,248 (a) Genworth Financial Inc 2,173,807
TOTAL INSURANCE 4,114,782
MATERIALS - 4.9%
7,932 Avery Dennison Corp 1,286,331
15,372 Minerals Technologies Inc 954,909
5,307 Packaging Corp of America 1,156,555
4,936 Reliance Inc 1,386,177
TOTAL MATERIALS 4,783,972
MEDIA & ENTERTAINMENT - 0.9%
25,178 (a) Match Group Inc 889,287
TOTAL MEDIA & ENTERTAINMENT 889,287
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.4%
82,048 (a) ADMA Biologics Inc 1,202,824
46,278 (a) Alkermes PLC 1,388,340
31,124 Bruker Corp 1,011,219
106,641 (a) Elanco Animal Health Inc 2,147,750
3,698 (a) United Therapeutics Corp 1,550,238
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 7,300,371
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.4%
18,238 (a) Zillow Group Inc, Class A 1,357,637
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,357,637
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.6%
20,684 (a) Ambarella Inc 1,706,844
89,134 (a) MaxLinear Inc 1,433,275
22,972 (a) Rambus Inc 2,393,682
14,149 (a) Synaptics Inc 966,943
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 6,500,744
TECHNOLOGY HARDWARE & EQUIPMENT - 6.9%
9,037 (a) Ciena Corp 1,316,420
8,202 Seagate Technology Holdings PLC 1,936,164
83,177 (a) Viasat Inc 2,437,086
3,570 (a) Zebra Technologies Corp, Class A 1,060,861
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 6,750,531
UTILITIES - 4.3%
11,572 IDACORP Inc 1,529,239
15,740 National Fuel Gas Co 1,453,904
13,043 Ormat Technologies Inc 1,255,389
TOTAL UTILITIES 4,238,532
TOTAL COMMON STOCKS
(Cost $73,063,932) 92,597,906
TOTAL LONG-TERM INVESTMENTS
(Cost $73,063,932) 92,597,906
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  5.6%
5519539 REPURCHASE AGREEMENTS - 5.6% 5519539
$ 5,350,000 (b) Fixed Income Clearing Corp 4.150% 10/01/25 5,350,000
169,539 (c) Fixed Income Clearing Corp 1.260 10/01/25 169,539
TOTAL REPURCHASE AGREEMENTS
(Cost $5,519,539) 5,519,539
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,519,539) 5,519,539
TOTAL INVESTMENTS - 100.0%
(Cost $78,583,471) 98,117,445
OTHER ASSETS & LIABILITIES, NET -  0.0% 33,508
NET ASSETS - 100% $ 98,150,953

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 4.150% dated 9/30/25 to be repurchased at $5,350,617 on 10/1/25, collateralized by Government Agency Securities, with coupon rate 4.500% and maturity date 5/31/29, valued at $5,457,092.
(c) Agreement with Fixed Income Clearing Corporation, 1.260% dated 9/30/25 to be repurchased at $169,545 on 10/1/25, collateralized by Government Agency Securities, with coupon rate 1.375% and maturity date 7/15/33, valued at $173,019.
Small/Mid Cap Value
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 92,597,906 $ – $ – $ 92,597,906
Short-Term Investments:
Repurchase Agreements – 5,519,539 – 5,519,539
Total $ 92,597,906 $ 5,519,539 $ – $ 98,117,445

Portfolio of Investments September 30, 2025
Small Cap Value Opportunities
+9
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 95.1%
247402215 COMMON STOCKS - 95.1% 247402215
AUTOMOBILES & COMPONENTS - 1.4%
91,865 Standard Motor Products Inc $ 3,749,929
TOTAL AUTOMOBILES & COMPONENTS 3,749,929
BANKS - 15.0%
163,531 (a) Atlantic Union Bankshares Corp 5,771,009
63,141 Enterprise Financial Services Corp 3,660,915
129,567 Glacier Bancorp Inc 6,306,026
187,218 Home BancShares Inc/AR 5,298,269
255,647 Seacoast Banking Corp of Florida 7,779,338
67,167 (a) Texas Capital Bancshares Inc 5,677,627
424,502 Valley National Bancorp 4,499,721
TOTAL BANKS 38,992,905
CAPITAL GOODS - 9.7%
49,881 Atkore Inc 3,129,534
98,469 Flowserve Corp 5,232,643
65,483 Fortune Brands Innovations Inc 3,496,137
154,505 Mueller Water Products Inc, Class A 3,942,967
15,121 (a) MYR Group Inc 3,145,622
51,457 (a) Proto Labs Inc 2,574,394
78,137 (a) Vicor Corp 3,884,972
TOTAL CAPITAL GOODS 25,406,269
COMMERCIAL & PROFESSIONAL SERVICES - 5.0%
165,756 (a) Amentum Holdings Inc 3,969,856
70,610 Barrett Business Services Inc 3,129,435
210,921 (a) Driven Brands Holdings Inc 3,397,938
408,985 (a) TrueBlue Inc 2,507,078
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 13,004,307
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.7%
71,077 Academy Sports & Outdoors Inc 3,555,272
35,769 Signet Jewelers Ltd 3,430,962
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 6,986,234
CONSUMER DURABLES & APPAREL - 3.7%
34,048 (a) Crocs Inc 2,844,711
55,193 (a) Taylor Morrison Home Corp 3,643,290
92,634 (a) YETI Holdings Inc 3,073,596
TOTAL CONSUMER DURABLES & APPAREL 9,561,597
CONSUMER SERVICES - 2.3%
312,798 (a) El Pollo Loco Holdings Inc 3,034,140
76,980 Perdoceo Education Corp 2,899,067
TOTAL CONSUMER SERVICES 5,933,207
ENERGY - 3.9%
232,515 Antero Midstream Corp 4,520,092
146,265 (a) Innovex International Inc 2,711,753
122,575 Magnolia Oil & Gas Corp, Class A 2,925,865
TOTAL ENERGY 10,157,710
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 5.0%
114,157 COPT Defense Properties 3,317,402
154,027 Curbline Properties Corp 3,434,802
116,839 Plymouth Industrial REIT Inc 2,609,015
200,920 Sabra Health Care REIT Inc 3,745,149
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 13,106,368
FINANCIAL SERVICES - 10.1%
782,617 BGC Group Inc, Class A 7,403,556
111,431 Marex Group PLC 3,746,310
107,676 (a) NCR Atleos Corp 4,232,743
27,137 PennyMac Financial Services Inc 3,361,732
146,015 (a) Perella Weinberg Partners 3,113,040

SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
386,748 (a) Rithm Capital Corp $ 4,405,060
TOTAL FINANCIAL SERVICES 26,262,441
FOOD, BEVERAGE & TOBACCO - 1.1%
119,341 (a) Simply Good Foods Co/The 2,962,044
TOTAL FOOD, BEVERAGE & TOBACCO 2,962,044
HEALTH CARE EQUIPMENT & SERVICES - 3.9%
32,214 (a) Addus HomeCare Corp 3,800,930
108,923 (a) Castle Biosciences Inc 2,480,177
229,951 (a) Pediatrix Medical Group Inc 3,851,679
TOTAL HEALTH CARE EQUIPMENT & SERVICES 10,132,786
INSURANCE - 2.5%
729,595 (a) Genworth Financial Inc 6,493,396
TOTAL INSURANCE 6,493,396
MATERIALS - 4.9%
240,665 (a),(b) Flotek Industries Inc 3,513,709
47,293 Minerals Technologies Inc 2,937,841
237,935 (a) Titan America SA 3,554,749
87,917 Worthington Steel Inc 2,671,798
TOTAL MATERIALS 12,678,097
MEDIA & ENTERTAINMENT - 0.5%
169,284 (a) Vimeo Inc 1,311,951
TOTAL MEDIA & ENTERTAINMENT 1,311,951
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.5%
220,389 (a) ADMA Biologics Inc 3,230,903
123,729 (a) Alkermes PLC 3,711,870
101,665 (a),(b) LENZ Therapeutics Inc 4,735,555
41,040 (a) Prestige Consumer Healthcare Inc 2,560,896
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 14,239,224
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.3%
57,736 (a) Ambarella Inc 4,764,375
233,014 (a) MaxLinear Inc 3,746,865
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 8,511,240
SOFTWARE & SERVICES - 1.9%
289,158 Adeia Inc 4,857,854
TOTAL SOFTWARE & SERVICES 4,857,854
TECHNOLOGY HARDWARE & EQUIPMENT - 7.2%
295,080 (a) Arlo Technologies Inc 5,001,606
148,070 (a) Knowles Corp 3,451,512
745,391 (a) Powerfleet Inc NJ 3,905,849
217,437 (a) Viasat Inc 6,370,904
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 18,729,871
UTILITIES - 5.5%
37,335 IDACORP Inc 4,933,820
47,115 Ormat Technologies Inc 4,534,819
59,570 Spire Inc 4,856,146
TOTAL UTILITIES 14,324,785
TOTAL COMMON STOCKS
(Cost $213,647,325) 247,402,215
TOTAL LONG-TERM INVESTMENTS
(Cost $213,647,325) 247,402,215
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.9%
4,925,646 (c) State Street Navigator Securities Lending Government Money
Market Portfolio
4.180%(d) 4,925,646
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $4,925,646) 4,925,646

Portfolio of Investments September 30, 2025
(continued)
Small Cap Value Opportunities

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  4.9%
12691436 REPURCHASE AGREEMENTS - 4.9% 12691436
$ 391,436 (e) Fixed Income Clearing Corp 1.260% 10/01/25 $ 391,436
12,300,000 (f) Fixed Income Clearing Corp 4.150 10/01/25 12,300,000
TOTAL REPURCHASE AGREEMENTS
(Cost $12,691,436) 12,691,436
TOTAL SHORT-TERM INVESTMENTS
(Cost $12,691,436) 12,691,436
TOTAL INVESTMENTS - 101.9%
(Cost $231,264,407) 265,019,297
OTHER ASSETS & LIABILITIES, NET -  (1.9)% (4,895,018)
NET ASSETS - 100% $ 260,124,279
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $4,963,141.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.
(e) Agreement with Fixed Income Clearing Corporation, 1.260% dated 9/30/25 to be repurchased at $391,450 on 10/1/25, collateralized by Government Agency Securities, with coupon rate 1.375% and maturity date 7/15/33, valued at $399,336.
(f) Agreement with Fixed Income Clearing Corporation, 4.150% dated 9/30/25 to be repurchased at $12,301,418 on 10/1/25, collateralized by Government Agency Securities, with coupon rate 4.500% and maturity date 5/31/29, valued at $12,546,152.
Small Cap Value Opportunities
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 247,402,215 $ – $ – $ 247,402,215
Investments Purchased with Collateral from Securities
Lending 4,925,646 – – 4,925,646
Short-Term Investments:
Repurchase Agreements – 12,691,436 – 12,691,436
Total $ 252,327,861 $ 12,691,436 $ – $ 265,019,297